Insurance contracts in the financial services segment - Summary of insurance revenue explanatory (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Insurance revenue	¥ 622,959	¥ 586,115	¥ 554,570
Contractual service margin related to contracts that existed at transition date to which modified retrospective approach has been applied [member]
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Insurance revenue	172,003	185,731	190,199
Contractual service margin related to contracts that existed at transition date to which fair value approach has been applied [member]
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Insurance revenue	29,206	27,079	26,988
Contractual service margin not related to contracts that existed at transition date to which modified retrospective approach or fair value approach has been applied [member]
Disclosure In Tabular Form Of Insurance Revenue And Changes In Contractual Service Margin By Transition Approach [Line Items]
Insurance revenue	¥ 421,750	¥ 373,305	¥ 337,383